Intangible Assets Not Subject to Amortization (Detail) (JPY ¥) In Millions	Mar. 31, 2011	Mar. 31, 2010
Indefinite-lived Intangible Assets by Major Class [Line Items]
Gross Carrying Amount	¥ 9,318	¥ 10,044
Trademark
Indefinite-lived Intangible Assets by Major Class [Line Items]
Gross Carrying Amount	9,317	10,042
Other Intangible Assets
Indefinite-lived Intangible Assets by Major Class [Line Items]
Gross Carrying Amount	¥ 1	¥ 2